C1 Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Summary of intangible assets

Intangible assets

Intangible assets
	2021			2020
	Capitalized development expenses	Goodwill	IPR 1) , brands and other intangible assets	Capitalized development expenses	Goodwill	IPR 1) , brands and other intangible assets
Cost
Opening balance	18,049	41,592	53,913	18,681	37,847	52,912
Acquisitions/capitalization	962	—	131	817	—	396
Balances regarding acquired/divested business 2)	—	725	(95)	—	7,104	3,500
Sales/disposals	—	—	(18)	(1,256)	—	(48)
Translation differences	147	2,646	2,005	(193)	(3,359)	(2,847)
Closing balance	19,158	44,963	55,936	18,049	41,592	53,913

Accumulated amortizations
Opening balance	(10,447)	—	(41,721)	(10,896)	—	(43,018)
Amortizations	(1,343)	—	(1,164)	(906)	—	(1,083)
Balances regarding divested business 2)	—	—	—	—	—	35
Sales/disposals	—	—	18	1,256	—	48
Translation differences	(95)	—	(1,589)	99	—	2,297
Closing balance	(11,885)	—	(44,456)	(10,447)	—	(41,721)

Accumulated impairment losses
Opening balance	(3,745)	(6,647)	(7,387)	(3,745)	(6,647)	(7,403)
Impairment losses	—	(112)	(201)	—	—	(137)
Translation differences	—	—	(62)	—	—	153
Closing balance	(3,745)	(6,759)	(7,650)	(3,745)	(6,647)	(7,387)
Net carrying value	3,528	38,204	3,830	3,857	34,945	4,805

1)	Intellectual property rights.

2)	For more information on acquired/divested businesses, see note E2 “Business combinations.”

After-tax discount rates applied [member]
Disclosure of detailed information about intangible assets [line items]
Summary of discounting of projected after tax cash flows
An
after-tax
discount rate has been applied for the discounting of projected after-tax
cash flows. Rate per CGU:

Post-tax discount rates (%)
CGU	2021	2020
Networks	7.5	8.0
Digital Services	8.0	8.0
Managed Services	8.0	8.0
Cradlepoint	10.0	N/A
iconectiv	9.0	8.0
Emodo	12.0	12.0
Red Bee Media	9.5	8.0